Financial liabilities on funding arrangements (Tables)	11 Months Ended
Dec. 31, 2019
Financial Liabilities At Amortised Cost [Abstract]
Reconciliation of financial liabilities on funding arrangements

	December 31, 2019	January 31, 2019
	£000	£000
At February 1	—	3,090
Unwinding of discount factor	—	233
Remeasurement of financial liabilities on funding arrangements - (finance income) / finance cost	—	(2,784)
Net finance income on funding arrangements accounting for as financial liabilities	—	(2,551)
Remeasurement or derecognition of financial liabilities – other operating income	—	(539)
At December 31/January 31	—	—